UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION Washington, DC
20549
						FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended:
March 31, 2001
Check here if Amendment  [      ]
Amendment Number: _____
This Amendment:		    [      ]     is a
restatement
				[	 ]   adds new
holdings entries.
Institutional Investment Manager Filing this
report:
Name:			Nevis Capital Management LLC
Address:			1119 Saint Paul St.


	Baltimore, MD  21202
13F File Number:
The institutional investment manager filing this
report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it, that all
information contained herein is true, correct
and complete, and that it is understood that all
required items, statements, schedules, lists,
and tables are considered integral parts of this
form.
Person Signing this Report on Behalf of
Reporting Manager:
Name:			David R. Wilmerding, III
Title:			Managing Member
Phone:			(410) 385-2645
Signature, Place and Date of Signing:
David R. Wilmerding, III      Baltimore,
Maryland      May 10, 2001
-------------------------------         --------
----------------			----------------
Report Type:
[     X	]		13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT
List of Other Managers Reporting for this
Manager:
None
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $557,517



FORM 13F INFORMATION TABLE
Nevis Capital Management LLC
FORM 13F
March 31, 2001


Voting Authority

--------------------------
                        Value   Shares/ Sh/     Put/
Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt
Prn     Call    Dscretn ManagersSole
Shared  None
-------------------------------------------     ----
------- --------------------------------

Aether SCOM     00808v10    8123
624884SH              Sole              624884
AmericanCOM     02991220   60612
3276331SH              Sole             3276331
Armor HoCOM     04226010   22933
1303000SH              Sole             1303000
BEA SystCOM     07332510   28577
972825SH              Sole              972825
CSG SystCOM     12634910   53671
1303100SH              Sole             1303100
Clear ChCOM     18450210   73908
1357357SH              Sole             1357357
ConductuCOM     20678410    2120
530000SH              Sole              530000
ConneticCOM     20819210    2999
592300SH              Sole              592300
Corvis  COM     22100910     703
100000SH              Sole              100000
Ebenx InCOM     27866810    2575
556800SH              Sole              556800
Gene LogCOM     36868910    3149
188000SH              Sole              188000
HyperionCOM     44914M10   32748
2030867SH              Sole             2030867
MicrostrCOM     59497210    6985
2429650SH              Sole             2429650
ParametrCOM     69917310   12004
1324633SH              Sole             1324633
Primus  COM     74163Q10    2640
704000SH              Sole              704000
RationalCOM     75409p20   67608
3808921SH              Sole             3808921
SBA CommCOM     78388J10   25876
1636453SH              Sole             1636453
Vicor CoCOM     92581510   56994
2780198SH              Sole             2780198
Vitesse COM     92849710   36725
1542273SH              Sole             1542273
Wind RivCOM     97314910   56565
2432893SH              Sole             2432893
REPORT S      20DATA REC  557517        0
OTHER MANAGERS ON WHOSE BEHALF
REPORT IS FILED



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